Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash at bank	€ 129,847	€ 97,323	€ 119,606
Cash equivalents	4,071	4,981	7,967
Total	€ 133,918	€ 102,304	€ 127,573	€ 140,867